Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2019	$ 172,612	$ 37,885,151	$ (38,865,060)	$ (807,297)
Net loss				(4,691,377)
Vesting of restricted stock (in shares)	965,000
Vesting of restricted stock	$ 965	(965)
Stock-based compensation expense		898,293		898,293
Vesting of restricted stock (in shares)	965,000
Vesting of restricted stock	$ 965	(965)
Balance at Sep. 30, 2020	$ 193,045	41,862,901	(43,556,437)	(1,500,491)
Balance (in shares) at Sep. 30, 2019	172,612,233
Net loss			(4,691,377)	(4,691,377)
Issuance of Common Stock and warrants, net of financing costs (in shares)	14,285,714
Issuance of Common Stock and warrants, net of financing costs	$ 14,286	2,152,876		2,167,162
Net loss				(4,475,305)
Vesting of restricted stock (in shares)	550,000
Vesting of restricted stock	$ 550	(550)	0	0
Stock-based compensation expense	$ 0	372,196	0	372,196
Vesting of restricted stock (in shares)	550,000
Vesting of restricted stock	$ 550	(550)	0	0
Balance (in shares) at Jun. 30, 2021	236,719,770
Balance at Jun. 30, 2021	$ 236,720	48,410,655	(48,031,742)	$ 615,633
Balance (in shares) at Sep. 30, 2020	193,044,766			193,044,766
Net loss	$ 0	0	(4,475,305)	$ (4,475,305)
Issuance of Common Stock and warrants, net of financing costs (in shares)	43,125,004
Issuance of Common Stock and warrants, net of financing costs	$ 43,125	6,176,108	0	6,219,233
Balance at Sep. 30, 2020	193,045	41,862,901	(43,556,437)	(1,500,491)
Net loss				(6,240,482)
Stock-based compensation expense		496,066		496,066
Balance (in shares) at Sep. 30, 2021	236,719,770
Balance at Sep. 30, 2021	$ 236,720	48,534,525	(49,796,919)	$ (1,025,674)
Balance (in shares) at Sep. 30, 2020	193,044,766			193,044,766
Net loss			(6,240,482)	$ (6,240,482)
Issuance of Common Stock and warrants, net of financing costs (in shares)	43,125,004
Issuance of Common Stock and warrants, net of financing costs	$ 43,125	6,176,108		6,219,233
Balance (in shares) at Mar. 31, 2021	236,719,770
Balance at Mar. 31, 2021	$ 236,720	48,316,799	(46,501,837)	2,051,682
Net loss	0	0	(1,529,905)	(1,529,905)
Stock-based compensation expense	$ 0	93,856	0	93,856
Balance (in shares) at Jun. 30, 2021	236,719,770
Balance at Jun. 30, 2021	$ 236,720	48,410,655	(48,031,742)	615,633
Balance (in shares) at Sep. 30, 2021	236,719,770
Balance at Sep. 30, 2021	$ 236,720	48,534,525	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(3,387,295)	(3,387,295)
Vesting of restricted stock (in shares)	275,000
Vesting of restricted stock	$ 275	(275)	0	0
Stock-based compensation expense	$ 0	397,470	0	397,470
Vesting of restricted stock (in shares)	275,000
Vesting of restricted stock	$ 275	(275)	0	0
Balance (in shares) at Jun. 30, 2022	236,994,770
Balance at Jun. 30, 2022	$ 236,995	48,931,720	(53,184,214)	$ (4,015,499)
Balance (in shares) at Sep. 30, 2021	236,719,770			236,719,770
Balance (in shares) at Mar. 31, 2022	236,919,770
Balance at Mar. 31, 2022	$ 236,920	48,841,040	(52,137,384)	$ (3,059,424)
Net loss	$ 0	0	(1,046,830)	(1,046,830)
Vesting of restricted stock (in shares)	75,000
Vesting of restricted stock	$ 75	(75)	0	0
Stock-based compensation expense	$ 0	90,755	0	90,755
Vesting of restricted stock (in shares)	75,000
Vesting of restricted stock	$ 75	(75)	0	0
Balance (in shares) at Jun. 30, 2022	236,994,770
Balance at Jun. 30, 2022	$ 236,995	$ 48,931,720	$ (53,184,214)	$ (4,015,499)